Provisions and Contingent Liabilities (Narrative) (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Restructuring charges	$ 333,000,000	$ 110,000,000	$ 496,000,000	$ 566,000,000
Bottom of range [member] | Legal And Regulatory Matters [Member]
Disclosure of credit risk exposure [line items]
Bank's reasonable possible losses	0		0		$ 0
Top of range [member] | Legal And Regulatory Matters [Member]
Disclosure of credit risk exposure [line items]
Bank's reasonable possible losses	$ 455,000,000		$ 455,000,000		$ 625,000,000